EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Profit / (loss) for the period attributable to the owners of the parent	$ (349)	$ 621	$ (397)
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	1,749	1,749	1,749
Denominator for diluted earnings per share (in millions) (in shares)	1,749	1,749	1,749
Basic (loss) / earnings per share (in dollars per share)	$ (0.20)	$ 0.36	$ (0.23)
Diluted (loss) / earnings per share (in dollars per share)	$ (0.20)	$ 0.36	$ (0.23)